Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2014	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 489,588	$ 515,755	$ 504,468
Accumulated Amortization	(122,547)	(31,812)	(84,735)
Net	367,041	483,943	419,733
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	465,836	491,851	479,778
Accumulated Amortization	(113,489)	(29,924)	(78,457)
Net	$ 352,347	$ 461,927	$ 401,321
Estimated Useful Life (Years)	14 years	14 years	14 years
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 18,838	$ 21,522	$ 19,907
Accumulated Amortization	(7,884)	(1,653)	(5,508)
Net	$ 10,954	$ 19,869	$ 14,399
Estimated Useful Life (Years)	5 years	5 years	5 years
Photo library
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,360	$ 1,052	$ 1,259
Accumulated Amortization	(598)	(169)	(403)
Net	$ 762	$ 883	$ 856
Estimated Useful Life (Years)	5 years	5 years	5 years
Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,554	$ 1,330	$ 3,524
Accumulated Amortization	(576)	(66)	(367)
Net	$ 2,978	$ 1,264	$ 3,157
Estimated Useful Life (Years)	4 years	4 years	4 years